Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2018	Mar. 12, 2019
Document And Entity Information [abstract]
Entity Registrant Name	FORTUNA SILVER MINES INC
Entity Central Index Key	0001341335
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding		159,939,595